Inventory (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($)
Inventory [Line Items]
Long-term inventory	$ 30.0	$ 68.7
Mining and processing costs, inventories	393.1	323.3
Amortization costs, Inventories	166.6	$ 125.6
El Chanate [Member]
Inventory [Line Items]
Inventory write-down	$ 64.0
Unrecoverable Ounces | oz	51,900
Impairment loss	$ 64.0
Impairment loss net of tax	49.9
El Chanate [Member] | Mining [Member]
Inventory [Line Items]
Inventory write-down	62.5
El Chanate [Member] | Amortization [Member]
Inventory [Line Items]
Inventory write-down	$ 1.5